Other Taxes Payable (Details) - Schedule of Other Taxes Payable - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Taxes Payable [Abstract]
VAT payable	$ 22,916	$ 15,266
Income tax payable	2,455	2,505
Business tax payable	2,791	1,319
Others	16
Total	$ 28,178	$ 19,090